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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA      February 11, 2008
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)






Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:        129
                                        ------------------
Form 13F Information Table Value Total:      131,880
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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Column 1               Column 2   Column 3   Column 4    Column 5                 Column 6  Column 7 Column 8
    Name of Issuer      Title of    Cusip       Value     SHARES/   SH/PRN   PUT/  INVSTMT    OTHER   VOTING   AUTH
                          Class                (X$1000)   PRN AMT            CALL  DSCRETN  MANAGERS   SOLE   SHARED NONE
3M Company             COM        88579Y101           244     2900SH              SOLE                    2900
AT&T Inc.              COM        00206R102           105     2533SH              SOLE                    2533
Abbott Laboratories    COM        002824100         1,130    20126SH              SOLE                   20126
Aetna Inc.             COM        00817Y108         4,369    75689SH              SOLE                   75689
Alcoa Inc              COM        013817101         2,648    72470SH              SOLE                   72470
Allergan Inc.          COM        018490102         3,986    62050SH              SOLE                   62050
American Intl Group    COM        026874107           133     2283SH              SOLE                    2283
Amphenol Corporation   COM        032095101         4,288    92489SH              SOLE                   92489
Anheuser-Busch Co      COM        035229103            12      234SH              SOLE                     234
Anixter Intl           COM        035290105         2,580    41435SH              SOLE                   41435
Apple Computer Inc.    COM        037833100            39      200SH              SOLE                     200
Archer Daniels Midland COM        039483102             2       54SH              SOLE                      54
Arrow Electronics      COM        042735100         3,257    82931SH              SOLE                   82931
Autodesk Inc.          COM        052769106             2       49SH              SOLE                      49
Automatic Data ProcessiCOM        053015103            40      900SH              SOLE                     900
Avery Dennison Corp.   COM        053611109            42      800SH              SOLE                     800
BP PLC ADS             COM        055622104           660     9032SH              SOLE                    9032
BRE Properties Inc.    COM        05564E106            40     1000SH              SOLE                    1000
Bank of America Corp.  COM        060505104         2,800    67866SH              SOLE                   67866
Berkshire Hathaway cl BCOM        084670207            80       17SH              SOLE                      17
Boeing Company         COM        097023105         3,404    38929SH              SOLE                   38929
Bristol-Myers Squibb   COM         110122108           84     3200SH              SOLE                    3200
Bunge Ltd.             COM        G16962105             3       30SH              SOLE                      30
Burlington North SF    COM        12189T104            10      123SH              SOLE                     123
CIGNA Corporation      COM         125509109          145     2700SH              SOLE                    2700
Cadence Design         COM         127387108        2,597   152685SH              SOLE                  152685
Cardinal Health Inc.   COM        14149Y108            25      450SH              SOLE                     450
Ceradyne               COM         156710105            1       38SH              SOLE                      38
Cerner Corporation     COM         156782104        3,433    60872SH              SOLE                   60872
Chevron Corp           COM         166764100        1,766    18925SH              SOLE                   18925
Cisco Systems Inc.     COM        17275R102         3,463   127960SH              SOLE                  127960
Citigroup Inc          COM         172967101          128     4375SH              SOLE                    4375
Clorox Company         COM         189054109          143     2200SH              SOLE                    2200
Coca-Cola Company      COM         191216100           90     1482SH              SOLE                    1482
Colgate-Palmolive Co   COM         194162103          124     1600SH              SOLE                    1600
Commscope Inc          COM         203372107        1,794    36468SH              SOLE                   36468
ConocoPhillips         COM        20825C104         3,089    34989SH              SOLE                   34989
Costco Wholesale Corp  COM        22160K105           139     2000SH              SOLE                    2000
Dell Inc               COM        24702R101            39     1600SH              SOLE                    1600
Digital Music Group IncCOM        25388x205             6     2054SH              SOLE                    2054
DuPont de Nemour       COM         263534109          396     9000SH              SOLE                    9000
EMC Corporation        COM         268648102           74     4000SH              SOLE                    4000
Eli Lilly              COM         532457108        2,310    43273SH              SOLE                   43273
Energen Corporation    COM        29265N108         4,128    64283SH              SOLE                   64283
Energizer Holdings I   COM        29266R108            22      200SH              SOLE                     200
Esterline Technologies COM         297425100        1,603    30988SH              SOLE                   30988
Exelon Corp.           COM        30161N101            32      400SH              SOLE                     400
Expeditors Int'l of WasCOM         302130109           52     1183SH              SOLE                    1183
Exxon Mobil Corporati  COM        30231G102         2,291    24461SH              SOLE                   24461
FLIR Systems           COM         302445101        1,225    39162SH              SOLE                   39162
Fed National Mtg Assg  COM         313586109           23      600SH              SOLE                     600
Gap Inc.               COM         364760108           67     3150SH              SOLE                    3150
Genentech Inc.         COM         368710406           63      947SH              SOLE                     947
General Electric Co    COM         369604103        1,419    38291SH              SOLE                   38291
Genzyme Corp.          COM         372917104        4,073    54717SH              SOLE                   54717
Goldman Sachs Group IncCOM        38141G104         1,519     7065SH              SOLE                    7065
Google                 COM        38259P508           107      156SH              SOLE                     156
Granite Construction   COM         387328107           18      500SH              SOLE                     500
HCP Inc Com            COM        40414L109            27      780SH              SOLE                     780
Healthsouth Corp       COM         421924101           20      977SH              SOLE                     977
Hecla Mining Co.       COM         422704106            3      400SH              SOLE                     400
Hershey Foods Corp.    COM         427866108           39     1000SH              SOLE                    1000
Hewlett-Packard Co     COM         428236103          130     2594SH              SOLE                    2594
Home Depot Inc.        COM         437076102           35     1300SH              SOLE                    1300
Humana                 COM         444859102        3,555    47208SH              SOLE                   47208
IBM Corp               COM         459200101           91      850SH              SOLE                     850
Illinois Tool Works    COM         452308109          107     2000SH              SOLE                    2000
Intel Corporation      COM         458140100          251     9444SH              SOLE                    9444
Intercontinental ExchanCOM        45865V100            84      440SH              SOLE                     440
JPMorgan Chase & Co    COM        46625H100           443    10162SH              SOLE                   10162
Johnson & Johnson      COM         478160104        1,107    16600SH              SOLE                   16600
Kimberly-Clark Corp.   COM         494368103          121     1750SH              SOLE                    1750
Lincoln Electric Hold  COM         533900106        1,941    27275SH              SOLE                   27275
Manitowoc Company Inc  COM         563571108        3,897    79826SH              SOLE                   79826
Manulife Financial Co  COM        56501R106            65     1600SH              SOLE                    1600
Medtronic Inc.         COM         585055106           60     1200SH              SOLE                    1200
Mens Wearhouse Inc.    COM         587118100        2,117    78495SH              SOLE                   78495
Merck & Co. Inc.       COM         589331107          923    15900SH              SOLE                   15900
Merrill Lynch & Co.    COM         590188108           32      600SH              SOLE                     600
MetLife Inc.           COM        59156R108         3,177    51561SH              SOLE                   51561
Microsoft Corporation  COM         594918104          153     4300SH              SOLE                    4300
Morgan Stanley         COM         617446448          159     3000SH              SOLE                    3000
Motorola Inc.          COM         620076109           40     2510SH              SOLE                    2510
NVIDIA Corp            COM        67066G104         3,790   111427SH              SOLE                  111427
National Oilwell Varco COM         637071101            1       21SH              SOLE                      21
Noble Corp             COM        G65422100         2,685    47516SH              SOLE                   47516
Norfolk Southern Corp. COM         655844108        2,467    48925SH              SOLE                   48925
Nuance Comm. Inc.      COM        67020Y100             2      125SH              SOLE                     125
Occidental Petroleum   COM         674599105        2,553    33173SH              SOLE                   33173
Oil States Inter Inc   COM         678026105           20      600SH              SOLE                     600
Oshkosh Truck Corpora  COM         688239201        2,653    56150SH              SOLE                   56150
PT Ultrashort S&P 500  COM        74347R883            81     1500SH              SOLE                    1500
Parker Drilling Compa  COM         701081101            3      500SH              SOLE                     500
Parker-Hannifin Corp   COM         701094104            1       25SH              SOLE                      25
PepsiCo Inc.           COM         713448108        3,934    51842SH              SOLE                   51842
Pfizer Inc.            COM         717081103           68     3000SH              SOLE                    3000
Praxair Inc            COM        74005P104            68      770SH              SOLE                     770
Precision Castparts    COM         740189105        2,035    14678SH              SOLE                   14678
Procter & Gamble Co.   COM         742718109          711     9694SH              SOLE                    9694
Public Svc Ent Grp     COM         744573106           29      300SH              SOLE                     300
Ralcorp                COM         751028101        2,959    48676SH              SOLE                   48676
Research in Motion Ltd.COM         760975102           82      730SH              SOLE                     730
Schering-Plough Corp.  COM         806605101        3,359   126102SH              SOLE                  126102
Seagate Tech           COM        G7945J104            62     2436SH              SOLE                    2436
Sempra Energy          COM         816851109           48      783SH              SOLE                     783
Smith Intl.            COM         832110100        2,481    33604SH              SOLE                   33604
Sprint Nextel Co.      COM         852061100           33     2535SH              SOLE                    2535
Staples Inc.           COM         855030102        2,119    91881SH              SOLE                   91881
Sysco Corporation      COM         871829107           37     1200SH              SOLE                    1200
T Rowe Price Group Inc COM        74144T108           324     5332SH              SOLE                    5332
Target Corporation     COM        87612E106         2,974    59480SH              SOLE                   59480
Tech Data              COM         878237106            1       50SH              SOLE                      50
Texas Instruments      COM         882508104        2,432    72838SH              SOLE                   72838
Trimble Navigation Lt  COM         896239100           22      750SH              SOLE                     750
UST Inc.               COM         902911106          263     4800SH              SOLE                    4800
Ultra Short Midcap 400 COM        74347R859            38      700SH              SOLE                     700
United Technologies    COM         913017109          201     2636SH              SOLE                    2636
Unitedhealth Group, IncCOM        91324p102            98     1700SH              SOLE                    1700
Valero Energy Corp.    COM        91913Y100         2,533    36181SH              SOLE                   36181
Varian Inc.            COM         922206107            1       29SH              SOLE                      29
Verizon Communication  COM        92343V104            63     1464SH              SOLE                    1464
Vodafone Group PLC ADS COM        92857W209           105     2827SH              SOLE                    2827
Wal-Mart Stores Inc.   COM         931142103           16      340SH              SOLE                     340
Walgreen Company       COM         931422109        3,366    88406SH              SOLE                   88406
Walt Disney Company    COM         254687106           38     1200SH              SOLE                    1200
Weingarten Rlty Inv    COM         948741103           35     1120SH              SOLE                    1120
Wyeth                  COM         983024100          198     4500SH              SOLE                    4500
XTO Energy Inc         COM        98385X106         1,874    36491SH              SOLE                   36491
YUM! Brands Inc        COM         988498101            1       43SH              SOLE                      43
Zimmer Holdings Inc    COM        98956P102            11      180SH              SOLE                     180
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